LKCM Fixed Income Fund

Schedule of Investments

March 31, 2026 (Unaudited)

CORPORATE BONDS - 78.9%	Par	Value
Aerospace & Defense - 6.1%
L3Harris Technologies, Inc. 5.05%, 06/01/2029 (Callable 05/01/2029)	$4,000,000	$4,070,259
5.40%, 07/31/2033 (Callable 04/30/2033)	5,525,000	5,674,192
RTX Corp. 5.75%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,148,130
5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,806,804

		16,699,385

Banks - 4.8%
Bank of America Corp., 4.25%, 10/22/2026	5,000,000	4,997,987
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,971,565
JPMorgan Chase & Co. 3.30%, 04/01/2026	3,500,000	3,500,000
3.20%, 06/15/2026 (Callable 05/01/2026)	636,000	634,660

		13,104,212

Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	2,225,000	2,205,169

Biotechnology - 3.9%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	4,087,005
Amgen, Inc. 2.60%, 08/19/2026 (Callable 05/19/2026)	1,000,000	994,242
5.25%, 03/02/2033 (Callable 12/02/2032)	5,500,000	5,649,318

		10,730,565

Chemicals - 0.9%
Ecolab, Inc. 2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,984,653
4.80%, 03/24/2030 (Callable 12/24/2029)	500,000	508,260

		2,492,913

Commercial Services & Supplies - 5.6%
Republic Services, Inc. 4.75%, 07/15/2030 (Callable 06/15/2030)	4,000,000	4,052,618
5.00%, 04/01/2034 (Callable 01/01/2034)	3,000,000	3,032,953
Waste Management, Inc. 4.50%, 03/15/2028 (Callable 02/15/2028)	5,800,000	5,838,836
4.63%, 02/15/2030 (Callable 12/15/2029)	2,370,000	2,393,068

		15,317,475

Crude Petroleum Extraction - 1.8%
Enterprise Products Operating LLC, 4.15%, 10/16/2028 (Callable 07/16/2028)	5,000,000	4,990,810

Diversified Telecommunication Services - 3.8%
AT&T, Inc. 4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,233,365
4.30%, 02/15/2030 (Callable 11/15/2029)	2,000,000	1,987,370
Verizon Communications, Inc. 4.13%, 03/16/2027	1,484,000	1,483,277
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,882,621

		10,586,633

Electric Utilities - 1.7%
Duke Energy Corp. 4.50%, 08/15/2032 (Callable 05/15/2032)	2,000,000	1,969,694
5.75%, 09/15/2033 (Callable 06/15/2033)	2,500,000	2,604,268

		4,573,962

Electrical Equipment - 3.1%
Emerson Electric Co., 5.00%, 03/15/2035 (Callable 12/15/2034)	8,475,000	8,539,890

Entertainment - 0.7%
Netflix, Inc., 4.90%, 08/15/2034 (Callable 05/15/2034)	2,000,000	2,017,007

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories, 4.75%, 11/30/2036 (Callable 05/30/2036)	200,000	196,773
Stryker Corp. 4.25%, 09/11/2029 (Callable 08/11/2029)	2,500,000	2,490,257
4.85%, 02/10/2030 (Callable 01/10/2030)	7,500,000	7,604,553

		10,291,583

Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	3,993,998

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	5,000,000	4,956,331

Insurance - 1.9%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	5,250,000	5,270,320

Interactive Media & Services - 2.7%
Meta Platforms, Inc. 4.60%, 05/15/2028 (Callable 04/15/2028)	2,500,000	2,527,115
4.80%, 05/15/2030 (Callable 03/15/2030)	2,950,000	2,996,789
4.75%, 08/15/2034 (Callable 05/15/2034)	2,000,000	1,977,980

		7,501,884

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	4,081,875

Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp., 2.95%, 05/16/2026 (Callable 05/01/2026)	1,000,000	998,485
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	2,035,497
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 04/11/2026)	4,000,000	3,987,825
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,426,818
ONEOK, Inc. 5.55%, 11/01/2026 (Callable 10/01/2026)	2,500,000	2,514,892
6.35%, 01/15/2031 (Callable 10/15/2030)	2,000,000	2,126,748
6.05%, 09/01/2033 (Callable 06/01/2033)	5,000,000	5,240,745

		24,331,010

Other Management Consulting Services - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034 (Callable 07/04/2034)	2,000,000	1,936,567

Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031 (Callable 12/22/2030)	3,000,000	3,084,900

Semiconductors & Semiconductor Equipment - 3.0%
Broadcom, Inc. 5.00%, 04/15/2030 (Callable 01/15/2030)	2,500,000	2,547,342
5.15%, 11/15/2031 (Callable 09/15/2031)	5,500,000	5,644,264

		8,191,606

Software - 9.8%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	700,000	711,497
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	2,500,000	2,544,882
Oracle Corp. 2.65%, 07/15/2026 (Callable 05/01/2026)	2,234,000	2,221,870
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,094,340
4.90%, 02/06/2033 (Callable 11/06/2032)	3,000,000	2,846,117
Roper Technologies, Inc. 4.75%, 02/15/2032 (Callable 12/15/2031)	3,500,000	3,456,390
4.90%, 10/15/2034 (Callable 07/15/2034)	6,000,000	5,799,322

Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	6,000,000	6,282,853

		26,957,271

Specialized REITs - 4.4%
American Tower Corp. 3.38%, 10/15/2026 (Callable 07/15/2026)	4,030,000	4,007,026
5.25%, 07/15/2028 (Callable 06/15/2028)	4,200,000	4,273,219
4.05%, 03/15/2032 (Callable 12/15/2031)	4,050,000	3,882,902

		12,163,147

Specialty Retail - 4.8%
O’Reilly Automotive, Inc. 4.35%, 06/01/2028 (Callable 03/01/2028)	2,125,000	2,127,880
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,299,929
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,733,890
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	5,925,000	6,022,140

		13,183,839

TOTAL CORPORATE BONDS (Cost $216,478,933)		217,202,352

U.S. TREASURY SECURITIES - 13.1%	Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	1,000,000	1,000,852
4.63%, 11/15/2026	500,000	502,581
4.50%, 05/15/2027	2,300,000	2,317,250
4.13%, 09/30/2027	400,000	401,680
4.00%, 10/31/2029	2,000,000	2,008,438
4.00%, 07/31/2030	4,000,000	4,013,672
5.38%, 02/15/2031	2,500,000	2,657,812
4.13%, 11/30/2031	3,500,000	3,518,936
4.13%, 11/15/2032	8,500,000	8,508,301
4.50%, 11/15/2033	3,000,000	3,064,160
4.00%, 02/15/2034	3,000,000	2,961,621
4.25%, 11/15/2034	5,000,000	5,002,539

TOTAL U.S. TREASURY SECURITIES (Cost $36,007,425)		35,957,842

U.S. GOVERNMENT SPONSORED ENTITIES - 6.8%	Par	Value
Federal Home Loan Banks
2.00%, 05/26/2026 (a)	2,500,000	2,493,222
2.50%, 10/28/2026 (Callable 04/28/2026) (a)	3,000,000	2,985,460
2.75%, 01/25/2027 (Callable 04/25/2026) (a)	2,500,000	2,489,565
4.50%, 09/29/2027	1,750,000	1,767,524
2.00%, 11/16/2028 (Callable 05/16/2026) (a)	3,000,000	2,901,954
2.82%, 06/27/2029 (Callable 04/08/2026)	4,000,000	3,868,626
2.25%, 12/15/2033 (Callable 06/15/2026) (a)	2,500,000	2,295,667

TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $19,230,745)		18,802,018

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (b)	881,656	881,656

TOTAL MONEY MARKET FUNDS (Cost $881,656)		881,656

TOTAL INVESTMENTS - 99.1% (Cost $272,598,759)		272,843,868
Other Assets in Excess of Liabilities - 0.9%		2,449,489

TOTAL NET ASSETS - 100.0%		$275,293,357

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LKCM Fixed Income Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$217,202,352	$–	$217,202,352
U.S. Treasury Securities	–	35,957,842	–	35,957,842
U.S. Government Sponsored Entities	–	18,802,018	–	18,802,018
Money Market Funds	881,656	–	–	881,656

Total Investments	$881,656	$271,962,212	$–	$272,843,868

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of March 31, 2026
(% of Net Assets)
Industrials	$40,556,750	14.8%
Information Technology	35,148,877	12.8
Health Care	32,182,921	11.7
Energy	24,331,010	8.8
Communication Services	20,105,524	7.2
U.S. Government Sponsored Entities	18,802,018	6.8
Financials	18,374,532	6.7
Consumer Discretionary	18,140,170	6.6
Real Estate	12,163,147	4.4
Utilities	4,573,962	1.7
Materials	2,492,913	0.9
Consumer Staples	2,205,169	0.8
Money Market Funds	881,656	0.3
Other Assets in Excess of Liabilities	45,334,708	16.5

	$275,293,357	100.0%